Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 28, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Feb. 28, 2021
SIM U.S. Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMSX
SIM Global Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMGX
SIM Income Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMZX